Warrant Liabilities (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) day $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Sep. 26, 2022 shares
Class of Warrant or Right
Warrants outstanding (in shares) | shares				30,499,990
Warrants outstanding term				5 years
Number or shares callable by each warrant ( in shares) | shares	1
Exercise price (in dollars per share)	$ 11.50
Income from change in fair value of warrant | $	$ (4,020)	$ 5,033	$ 0
Warrant liabilities | $	$ 12,319	$ 8,388
Public Warrant [Member]
Class of Warrant or Right
Warrants outstanding (in shares) | shares	19,865,207	19,999,990		19,999,990
Public Warrant [Member] | Price Range One | Common Stock
Class of Warrant or Right
Redemption trigger price (in dollars per share)	$ 18.00
Redemption price (in dollars per share)	$ 0.01
Notice period for redemption of warrant	30 days
Required number of trading days above trigger price (day) | day	20
Number of trading day (day) | day	30
Public Warrant [Member] | Price Range Two | Common Stock
Class of Warrant or Right
Redemption trigger price (in dollars per share)	$ 10.00
Redemption price (in dollars per share)	$ 0.10
Notice period for redemption of warrant	30 days
Required number of trading days above trigger price (day) | day	20
Number of trading day (day) | day	30
Private Warrant
Class of Warrant or Right
Warrants outstanding (in shares) | shares	10,500,000	10,500,000		10,500,000
Class of warrant or right, exercised (shares) | shares	135,000
Private Warrant | Price Range Two | Common Stock
Class of Warrant or Right
Redemption trigger price (in dollars per share)	$ 18.00
Private Warrant | Price Range Two | Common Stock | Minimum
Class of Warrant or Right
Redemption trigger price (in dollars per share)	10.00
Private Warrant | Price Range Two | Common Stock | Maximum
Class of Warrant or Right
Redemption trigger price (in dollars per share)	$ 18.00